                                                           FILE NUMBER 028-00568

                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2012

                      If amended report check here: _____

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 750 West, Bethesda, MD  20814-6519

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of February, 2013.

                                            By: /s/ William M Lane
                                                -------------------------------
                                                William M Lane, Vice President
                                                for Torray LLC

Torray LLC
FORM 13F
Torray LLC

            31-Dec-12

                                                                                 Voting Authority
                                                                              ----------------------
                                             Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer              Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole  Shared  None
--------------------------  ----- --------- -------- ------- --- ---- ------- -------- -----  ------  ----
3M Company                  COM   88579Y101    9517   102500 SH       Sole             102500
AT&T                        COM   00206R102    7804   231500 SH       Sole             231500
Accenture                   COM   G1151C101    3859    58031 SH       Sole              58031
Adobe Systems               COM   00724F101    1908    50634 SH       Sole              50634
American Express            COM   025816109   10557   183670 SH       Sole             183670
American Tower              COM   03027X100    4819    62372 SH       Sole              62372
Amphenol                    COM   032095101    3288    50822 SH       Sole              50822
Apple                       COM   037833100    4994     9384 SH       Sole               9384
Automatic Data Processing   COM   053015103    7646   134110 SH       Sole             134110
Baxter International        COM   071813109   15903   238570 SH       Sole             238570
Becton Dickinson            COM   075887109   10657   136300 SH       Sole             136300
CenturyLink                 COM   156700106     293     7500 SH       Sole               7500
Chesapeake Energy Corp      COM   165167107    7223   434600 SH       Sole             434600
Chubb                       COM   171232101   12435   165100 SH       Sole             165100
Cintas                      COM   172908105   11029   269664 SH       Sole             269664
Cisco Systems               COM   17275R102   10888   554100 SH       Sole             554100
Coach                       COM   189754104    2485    44768 SH       Sole              44768
Colgate-Palmolive           COM   194162103    3494    33419 SH       Sole              33419
Compass Minerals            COM   20451N101    2675    35804 SH       Sole              35804
ConocoPhillips              COM   20825C104     966    16650 SH       Sole              16650
Core Laboratories           COM   N22717107    2533    23177 SH       Sole              23177
Cummins                     COM   231021106    3085    28471 SH       Sole              28471
Danaher                     COM   235851102    4156    74340 SH       Sole              74340
Duke Energy                 COM   26441c204     482     7550 SH       Sole               7550
Dupont (EI) deNemours       COM   263534109    9210   204800 SH       Sole             204800
E M C Corporation           COM   268648102   10320   407894 SH       Sole             407894
EOG Resources               COM   26875P101    4299    35594 SH       Sole              35594
Eaton                       COM   G29183103   12211   225300 SH       Sole             225300
Enbridge                    COM   29250N105    4517   104260 SH       Sole             104260
Enbridge Energy Partners    COM   29250R106     321    11500 SH       Sole              11500
Enterprise Products Prtnrs  COM   293792107     501    10000 SH       Sole              10000
Fiserv                      COM   337738108    3651    46196 SH       Sole              46196
Franklin Resources          COM   354613101    3219    25610 SH       Sole              25610
Gannett                     COM   364730101   10644   591010 SH       Sole             591010
General Electric            COM   369604103   12725   606236 SH       Sole             606236

Genl Dynamics Corp          COM   369550108    9518   137400 SH       Sole             137400
Gilead Sciences             COM   375558103    3268    44499 SH       Sole              44499
Hewlett Packard             COM   428236103    4762   334160 SH       Sole             334160
Intel                       COM   458140100    8934   433060 SH       Sole             433060
Intl Business Machines      COM   459200101   12978    67750 SH       Sole              67750
JPMorgan Chase              COM   46625H100     361     8200 SH       Sole               8200
Johnson & Johnson           COM   478160104   11868   169298 SH       Sole             169298
Kinder Morgan Energy LP     COM   494550106     399     5000 SH       Sole               5000
Lockheed Martin             COM   539830109     443     4800 SH       Sole               4800
Loews                       COM   540424108   11573   284000 SH       Sole             284000
MICROS Systems              COM   594901100    2776    65417 SH       Sole              65417
Marsh & McLennan            COM   571748102   12610   365838 SH       Sole             365838
Merck                       COM   58933Y105     627    15325 SH       Sole              15325
Nike                        COM   654106103    2975    57655 SH       Sole              57655
Oracle                      COM   68389X105    3215    96481 SH       Sole              96481
Plains All Amer Pipeline LP COM   726503105     452    10000 SH       Sole              10000
Praxair                     COM   74005P104    3059    27952 SH       Sole              27952
Precision Castparts         COM   740189105    3991    21071 SH       Sole              21071
Procter Gamble              COM   742718109    9807   144450 SH       Sole             144450
Qualcomm                    COM   747525103    3637    58790 SH       Sole              58790
Republic Services, Inc.     COM   760759100    7130   243100 SH       Sole             243100
Roche Holdings              COM   771195104    3349    66315 SH       Sole              66315
Schlumberger                COM   806857108     355     5125 SH       Sole               5125
Seadrill Limited            COM   G7945E105     276     7500 SH       Sole               7500
Sysco                       COM   871829107   12465   393700 SH       Sole             393700
Tupperware Brands           COM   899896104   15533   242321 SH       Sole             242321
United Technologies         COM   913017109    3621    44157 SH       Sole              44157
UnitedHealth Group          COM   91324P102    8159   150420 SH       Sole             150420
Varian Medical Systems      COM   92220P105    2708    38549 SH       Sole              38549
Vertex Pharmaceuticals      COM   92532F100    3062    73069 SH       Sole              73069
Visa                        COM   92826C839    3855    25430 SH       Sole              25430
Walgreen                    COM   931422109   11146   301150 SH       Sole             301150
Wellpoint Hlth Ntwk         COM   94973V107    6164   101190 SH       Sole             101190
Wells Fargo                 COM   949746101   13279   388500 SH       Sole             388500
Western Union               COM   959802109   11000   808200 SH       Sole             808200
Williams Partners           COM   96950F104     414     8500 SH       Sole               8500
XL Group                    COM   G98290102     313    12500 SH       Sole              12500
REPORT SUMMARY              72 DATA RECORDS  424394     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED